Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets are comprised of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. The Company continues to develop new apps, therefore additional costs were capitalized during the six month period ended June 30, 2023.

	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2021	12,251,450	4,840,000	750,000	1,550,000	19,391,450
Additions	2,496,621	-	-	-	2,496,621
Impairments	-	(1,194,378)	(235,555)	(243,407)	(1,673,340)
At December 31, 2022	14,748,071	3,645,622	514,445	1,306,593	20,214,731
Additions	14,569	-	-	-	14,569
At June 30, 2023	14,762,640	3,645,622	514,445	1,306,593	20,229,300
Accumulated amortization
At December 31, 2021	9,614,894	345,715	-	258,333	10,218,942
Amortization	1,729,326	691,430	-	516,667	2,937,423
At December 31, 2022	11,334,220	1,037,145	-	775,000	13,156,365
Amortization	957,620	177,198	-	237,133	1,371,951
At June 30, 2023	12,301,840	1,214,343	-	1,012,133	14,528,316
Carrying amounts
At December 31, 2021	2,636,556	4,494,285	750,000	1,291,667	9,172,507
At December 31, 2022	3,403,851	2,608,477	514,445	531,593	7,058,366
At June 30, 2023	2,460,800	2,431,279	514,445	294,460	5,700,984